Note 9 - Stockholders' Equity (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Oct. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 07, 2017	Dec. 06, 2017
Preferred Stock, Shares Authorized			10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance			0		0	0
Common Stock, Shares Authorized			400,000,000		400,000,000	400,000,000	400,000,000	250,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued, Total			173,638,549		140,763,549	108,613,549
Common Stock, Shares, Outstanding, Ending Balance			173,638,549		140,763,549	108,613,549
Stock Issued During Period, Shares, Issued for Services			1,500,000
Stock Issued During Period, Value, Issued for Services			$ 60,000		$ 9,000	$ 53,914
Convertible Units, Number of Warrants Called by Each Unit	1
Proceeds from Issuance of Common Stock			1,585,000	$ 0	$ 1,060,000	$ 1,640,000
Stock Issued During Period, Shares, in Lieu of Payment for Fees Associated with Private Placement		2,275,000			2,275,000
Stock Issued During Period in Lieu of Payment for Fees Associated with Private Placement, Value					$ 0
Stock Issued During Period, Shares, Warrant Exercised					3,125,000
Stock Issued During Period, Value, Warrant Exercised			80,000		$ 125,000
Stock Issued During Period, Value, New Issues			$ 1,585,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	10,933,333	26,500,000	8,000,000		26,500,000	10,933,333
Convertible Units, Number of Common Shares Called by Each Unit			1		1	1
Convertible Units, Number of Warrants Called by Each Unit			1		1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1		0.25	0.3
Proceeds from Issuance of Common Stock	$ 1,640,000	$ 1,060,000			$ 1,060,000
Stock Issued During Period, Shares, in Lieu of Payment for Fees Associated with Private Placement					2,275,000
Stock Issued During Period in Lieu of Payment for Fees Associated with Private Placement, Value					$ 91,000
Stock Issued During Period, Value, New Issues					$ 1,060,000	$ 1,640,000
Directors and Consultants [Member]
Stock Issued During Period, Shares, Issued for Services					250,000	203,980
Stock Issued During Period, Value, Issued for Services					$ 9,000	$ 53,914